Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Premises and Equipment (Textual) [Abstract]
Depreciation expense	$ 577	$ 646